Accrued Expenses and Other Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SHAPEWAYS, INC
Summary of accrued expenses and other liabilities

	June 30,	December 31,
	2021	2020
Accrued selling expenses	$849	$947
Accrued compensation	571	876
Interest payable	812	612
Taxes payable	321	477
Accrued offering costs	1,820	—
Other	785	407
Total	$5,158	$3,319

	December 31,
	2020	2019
Accrued selling expenses	$947	$768
Accrued compensation	876	700
Interest payable	612	212
Taxes payable	477	493
Other	407	643
Total	$3,319	$2,816